Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets
Schedule of intangible assets

		Purchased concessions,
		rights and other
In € thousand	Software	intangible assets	Total
Costs of acquisition
January 1, 2023	4,161	145	4,306
Additions	79	—	79
Disposal	(3,470)	(18)	(3,488)
December 31, 2023	770	127	897
Accumulated amortization/write downs
January 1, 2023	3,411	25	3,436
Amortization	386	8	394
Disposal	(3,470)	(18)	(3,488)
Impairment	60	1	61
December 31, 2023	387	16	403
Carrying amount:
December 31, 2022	750	120	870
December 31, 2023	383	111	494

		Purchased concessions,
		rights, and other
In € thousand	Software	in-tangible assets	Total
Costs of acquisition
January 1, 2022	3,998	108	4,106
Additions	163	37	200
Transfer from property, plant and equipment	—	—	—
December 31, 2022	4,161	145	4,306
Accumulated amortization/write downs
January 1, 2022	2,694	18	2,712
Amortization	717	7	724
December 31, 2022	3,411	25	3,436
Carrying amount:
December 31, 2021	1,304	90	1,394
December 31, 2022	750	120	870